Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

On December 16, 2024, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with Emission Inc. (“Emission”), the shareholders of Emission (collectively, the “Shareholders”), and Van Chandler, as the Shareholders’ representative. Emission is based in Georgetown, Texas and manufactures large-scale, highly-uniform dye-encapsulating magnetic beads designed for low and mid-plex assays and a mid-plex platform that reads its proprietary beads. The transaction is part of the Company's plans to secure the use of Emission's highly controlled beads in the Company's next generation platforms and expansion into a new multi-plex segment targeting third-party original equipment manufacturer ("OEM") customers.

Pursuant to the terms of the Purchase Agreement, the Company agreed to purchase from the Shareholders all of the issued and outstanding shares of capital stock of Emission (the “Transaction”) for an upfront payment of $10 million, with an additional $10 million payable upon completion of certain technical milestones. Additionally, the Shareholders may receive up to an additional $50 million in earnout payments through December 31, 2029, contingent upon the achievement of certain performance milestones. The Transaction is expected to close in January 2025 and either party may terminate the Purchase Agreement if the Transaction is not completed on or before January 31, 2025.

The Purchase Agreement also provides that, at closing, the parties will enter into a call option agreement (the “Option Agreement”), pursuant to which the Shareholders will have the right to repurchase all of the outstanding capital stock of Emission for $10 million after five years if Emission’s revenues do not exceed $5 million in any one year during such period. If the Shareholders exercise the right to repurchase Emission under the Option Agreement and consummate the repurchase, the Company will retain a perpetual, fully-paid, irrevocable license to all Emission intellectual property required to continue to manufacture and commercialize the Company’s products.